Note 3 - Sale of Stock for Cash (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 13, 2022
Proceeds from Issuance of Common Stock	$ 2,027,000	$ 594,000
Lincoln Park Capital Fund, LLC [Member]
Stock Purchase Agreement, Maximum Amount of Common Stock			$ 10,000,000
Stock Issued During Period, Shares, New Issues (in shares)	11,745,123	766,175
Proceeds from Issuance of Common Stock	$ 2,122,000	$ 260,000
Payments of Stock Issuance Costs	$ 250,000
Accredited Investors [Member]
Stock Issued During Period, Shares, New Issues (in shares)	1,131,579	1,848,720
Proceeds from Issuance of Common Stock	$ 155,000	$ 334,000
Proceeds From Issuance of Common Stock, Gross	$ 215,000	$ 419,000